Consolidated Balance Sheets	Dec. 31, 2013 USD ($)
Current assets:
Cash	$ 150,081
Accounts receivable, net	567,523
Other receivables	21,378
Inventory	786,636
Prepaid expenses and other current assets	317,510
Total current assets	1,843,128
Property and equipment, net	13,854
Patents, net	1,244,712
Other assets, net	363,711
Total assets	3,465,405
Current liabilities:
Accounts payable	4,199,511
Accrued liabilities	89,730
Accrued warranty	1,312,918
Credit facility	500,000
Capital lease obligations – current portion	299
Derivative liability – embedded conversion feature	177,927
Note payable – short-term	129,839
Convertible notes – short-term	60,000
Total current liabilities	6,470,224
Convertible notes	382,084
Total liabilities	6,852,308
Commitments and contingencies (Note 17)	0
Stockholders’ deficit:
Common stock, $0.001 par value; 500,000,000 shares authorized; 279,475,332 and 116,339,293 shares issued and outstanding as of December 31, 2014 and 2013, respectively	116,339
Additional paid-in capital	78,717,997
Accumulated deficit	(83,390,026)
Total stockholders’ deficit	(4,409,466)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	3,465,405
Series C Preferred Stock [Member]
Current liabilities:
Convertible redeemable preferred stock	163,998
Series D Preferred Stock [Member]
Current liabilities:
Convertible redeemable preferred stock	858,565
Series B Preferred Stock [Member]
Stockholders’ deficit:
Series B convertible redeemable preferred stock, $0.001 par value; 0 and 467 shares issued and outstanding as of December 31, 2014 and 2013, respectively	$ 146,224